Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	In respect of substituted restricted stock units: Common Stock, par value $0.001 per share
Amount Registered | shares	342,185
Proposed Maximum Offering Price per Unit	115.39
Maximum Aggregate Offering Price	$ 39,484,727.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,452.84
Offering Note	(1) This Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. (2) Calculated solely for the purposes of this offering under Rule 457(c) and (h) of the Securities Act of 1933, as amended, on the basis of the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on May 20, 2026. (3) Rounded up to the nearest cent. (4) Represents shares subject to issuance in connection with restricted stock units outstanding under the Galileo Technologies, Inc. 2026 Equity Incentive Plan, and assumed by the Registrant on May 22, 2026 pursuant to the Agreement and Plan of Merger by and among Cisco Systems, Inc., Gold Acquisition Corp., Galileo Technologies, Inc. and the Holders' Agent (as that term is defined therein), dated as of April 8, 2026. (5) The Registrant does not have any fee offsets.